Organization of the Trusts (Tables)	12 Months Ended
Dec. 31, 2021
Organization Of Trusts
The date of inception and trading symbols of each of the Trusts is as follows.

The Trusts are authorized to issue an unlimited number of redeemable, transferable trust units (the “Units”). All issued Units have no par value, are fully paid for, and are listed and traded on the New York Stock Exchange Arca (the ‘‘NYSE Arca”) and the Toronto Stock Exchange (the “TSX’’). The date of inception and trading symbols of each of the Trusts is as follows.

Trust	Trust Agreement date	Initial Public Offering date	NYSE Arca and TSX symbols , respectively
Sprott Physical Gold Trust	August 28, 2009, as amended and restated as of December 7, 2009, February 1, 2010, February 27, 2015 and November 13, 2020	March 3, 2010	PHYS, PHYS.U
Sprott Physical Silver Trust	December 31, 2010, as amended and restated as of October 1, 2010, February 27, 2015 and November 13, 2020	October 28, 2010	PSLV, PSLV.U
Sprott Physical Platinum and Palladium Trust	December 23, 2011, as amended and restated as of June 6, 2012	December 19, 2012	SPPP, SPPP.U
Sprott Physical Gold & Silver Trust	October 26, 2017	January 16, 2018	CEF, CEF.U